SHARE-BASED COMPENSATION (Details 2) (Stock options) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($) item	Dec. 31, 2010 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2012 Minimum item	Dec. 31, 2012 Maximum item	Dec. 31, 2012 Tudou option holders USD ($)	Dec. 31, 2012 Tudou option holders CNY	Aug. 23, 2012 Tudou option holders
Number of shares
Outstanding, beginning of period (in shares)	126,194,004
Granted (in shares)	7,933,122						57,291,678	57,291,678
Exercised (in shares)	(41,815,008)
Forfeited (in shares)	(4,842,828)
Outstanding, end of period (in shares)	144,760,968	126,194,004
Vested and expected to vest, end of period (in shares)	140,297,934
Exercisable, end of period (in shares)	96,761,772
Weighted- average exercise price
Outstanding, beginning of period (in dollars per share)	$ 0.1842
Granted (in dollars per share)	$ 1.0389						$ 0.4443
Exercised (in dollars per share)	$ 0.0874
Forfeited (in dollars per share)	$ 0.4508
Outstanding, end of period (in dollars per share)	$ 0.3530	$ 0.1842
Vested and expected to vest, end of period (in dollars per share)	$ 0.3449
Exercisable, end of period (in dollars per share)	$ 0.2322
Weighted-average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 0.1093
Granted (in dollars per share)	$ 0.5508	$ 0.7350	$ 0.2139				$ 0.6366
Exercised (in dollars per share)	$ 0.0522
Forfeited (in dollars per share)	$ 0.3458
Outstanding at the end of the period (in dollars per share)	$ 0.3507	$ 0.1093
Vested and expected to vest, end of period (in dollars per share)	$ 0.3448
Exercisable, end of period (in dollars per share)	$ 0.2949
Weighted-average remaining contractual life
Outstanding, end of period	5 years 11 months 8 days
Vested and expected to vest, end of period	5 years 10 months 13 days
Exercisable, end of period	5 years 14 days
Aggregate intrinsic value
Outstanding, end of period	$ 96,544
Vested and expected to vest, end of period	94,714
Exercisable, end of period	75,769
Other activity
Share exchange ratio (in shares)									7.177
Incremental share based compensation expense							12,530	78,063
Additional share based compensation cost							2,004	12,487
Total intrinsic value	46,421	7,141	411
Total fair value of awards vested	4,836	3,249	810
Unrecognized share-based compensation cost
Unrecognized share based compensation expense	$ 18,378			114,494			$ 10,526	65,576
Remaining vesting period	2 years 9 months 18 days						2 years 9 months 11 days	2 years 9 months 11 days
Weighted average assumptions
Risk-free interest rate, minimum (as a percent)			2.652%
Risk-free interest rate, maximum (as a percent)			3.86%
Risk-free interest rate (as a percent)	2.16%	2.23%
Expected volatility range, minimum (as a percent)			60.70%
Expected volatility range, maximum (as a percent)			63.00%
Expected volatility rate (as a percent)	52.00%	55.80%
Sub-optimal early exercise factor		2	2		2	3